Stock Option Plans (Exercise Prices) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,266,338
Options Outstanding, Weighted Average Exercise Price	$ 19.17
Weighted Avg. Remaining Contractual Life	5 years 4 months 24 days
Options Exercisable	843,011
Options Exercisable, Weighted Average Exercise Price	$ 22.18
Exercise Price Range $8.46 to $16.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 8.46
Stock options outstanding, exercise price range, upper range limit	$ 16.41
Options Outstanding	662,525
Options Outstanding, Weighted Average Exercise Price	$ 12.68
Weighted Avg. Remaining Contractual Life	6 years 10 months 24 days
Options Exercisable	363,394
Options Exercisable, Weighted Average Exercise Price	$ 13.43
Exercise Price Range $16.42 to $25.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 16.42
Stock options outstanding, exercise price range, upper range limit	$ 25.38
Options Outstanding	213,783
Options Outstanding, Weighted Average Exercise Price	$ 20.21
Weighted Avg. Remaining Contractual Life	5 years 4 months 24 days
Options Exercisable	89,587
Options Exercisable, Weighted Average Exercise Price	$ 25.28
Exercise Price Range $25.39 to $33.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 25.39
Stock options outstanding, exercise price range, upper range limit	$ 33.50
Options Outstanding	390,030
Options Outstanding, Weighted Average Exercise Price	$ 29.61
Weighted Avg. Remaining Contractual Life	2 years 9 months 18 days
Options Exercisable	390,030
Options Exercisable, Weighted Average Exercise Price	$ 29.61